Restructuring Charges - Recognized Restructuring (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 0	$ 12,490,000	$ 7,753,000